S000057732 [Member] Expense Example - Morningstar Defensive Bond Fund - Institutional	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 897